Financial Instruments - Disclosure of credit risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 13,279,196	₺ 12,463,993
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,004,206	3,525,297
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,248,120	2,396,372
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,712,141	6,052,129
Participating cross currency swap and FX swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	981,396	390,958
Other current assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	316,042	93,376
Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	11,992
Due from related parties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 5,299	₺ 5,861